Trade and Other Receivables - Additional information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Past Due [Member]
Trade And Other Receivables [Line Items]
Trade receivables past due	$ 8,364	$ 6,189	$ 11,798	$ 6,839
Later than three months [member]
Trade And Other Receivables [Line Items]
Percentage of loss allowance recognised		100.00%
Trade receivables [member]
Trade And Other Receivables [Line Items]
Allowance recognised in profit or loss		$ 0	0	$ 0
Set Off of trade receivables	$ 6,161	$ 100	$ 257